Project Financing Package - Senior Secured Term Loan (Details)		12 Months Ended
	Jun. 24, 2024 CAD ($) item	Dec. 31, 2024 CAD ($)	Jun. 24, 2024 USD ($)	Jun. 24, 2024 CAD ($)
Project Financing Package
Availability fee on undrawn amount (as a percent)	1.00%
Minimum debt service coverage ratio			1.25	1.25
Term for financial covenants	6 months
Senior Secured Term Loan
Project Financing Package
Facility amount			$ 350,000,000
Amount of deposits drawn considered for loan availability			200,000,000
Number of advances | item	4
Advances available			$ 87,500,000
Number of advance per quarter | item	1
Discount rate for each advance as a percentage of principal amount	2.00%
Availability fee on undrawn amount (as a percent)	1.00%
Interest rate basis	3-month
Adjustment to interest rate basis			7.75%	7.75%
Threshold proceeds over which the amount will be applied as prepayment to loan	$ 25,000,000
Minimum amount for voluntary prepayments without premium or penalty	$ 1,000,000
Integral multiples for voluntary prepayments without premium or penalty				$ 100,000
Minimum debt service coverage ratio			1.25	1.25
Term for financial covenants	6 months
Amount drawn		$ 0